Schedule of other income (Details) $ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2024 SGD ($)	Jun. 30, 2023 SGD ($)
Other Income
Government grants	$ 21	$ 28	$ 35
Others	11	15	14
Total Other income	$ 32	$ 43	$ 49